DESCRIPTION OF BUSINESS (Financial Information of VIE) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Variable Interest Entity [Line Items]
Total liabilities		$ 300,000
Spreadtrum Beijing [Member]
Variable Interest Entity [Line Items]
Total assets		1,267,325
Total liabilities		299,648
Revenues	193,842 [1]	1,412,581	[1]	1,372,675	[1]
Net income	$ 15,681	$ 62,514		$ 48,101

[1]	All of Spreadtrum Beijing's revenue during the years presented was derived from Spreadtrum Shanghai, another subsidiary of the Company, and was eliminated in full upon consolidation.